RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - $ / shares	Jun. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Apr. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	May 31, 2014	Feb. 28, 2013
Related Party Transactions [Abstract]
Number of securities called by warrants or rights	140,000	140,000	840,000	331,293	840,000	563,910		37,594
Exercise price of warrants or rights (in dollars per share)	$ 5.90	$ 5.90		$ 1.393		$ 2.66	$ 1.393	$ 2.66